Consolidated Balance Sheets (USD $)	Mar. 31, 2014	Mar. 31, 2013
Current Assets
Cash and cash equivalents	$ 96,446	$ 117
Accounts receivables	1,050	0
Prepaid expenses and other current assets	7,055	6,569
Total Current Assets	104,551	6,686
Property and equipment, net of accumulated depreciation	5,435	9,659
Intangible assets, net of accumulated amortization	423,500	838,500
Total Assets	533,486	854,845
Current Liabilities
Accounts payable and accrued liabilities	1,576,290	1,340,151
Accounts payable and accrued liabilities, related parties	942,847	1,083,237
Accrued compensation	281,752	2,850,215
Advance from customer	60,800	60,800
Deferred revenue	969,000	0
Notes payable	46,603	3,461,218
Notes payable, related parties	515,251	2,867,500
Convertible notes payable, related parties	0	2,674,492
Total Current Liabilities	4,392,543	14,337,613
Commitment and contingencies
Stockholders' Deficit
Common stock	10,267	855
Additional paid-in capital	26,827,544	2,701,495
Accumulated deficit	(30,696,868)	(16,185,118)
Total Stockholders' Deficit	(3,859,057)	(13,482,768)
Total Liabilities and Stockholders' deficit	$ 533,486	$ 854,845